GOODWILL AND OTHER INTANGIBLE ASSETS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Gross balance of goodwill (including foreign currency adjustments)	$ 67,849	$ 67,765	$ 67,552
Accumulated goodwill impairment losses (including foreign currency adjustments)	(59,624)	(59,605)	(59,557)
Net balance of goodwill	$ 8,225	$ 8,160	$ 7,995